Stock-Based Compensation (Details Narrative) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 31, 2023 USD ($) shares	Sep. 12, 2023	Aug. 28, 2023	Jan. 18, 2023 $ / shares shares	May 31, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	28,865,631					28,865,631
Debt Instrument, Convertible, Conversion Ratio						0.42
Noncash compensation charge | $						$ 0.2	$ 0.7
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $	$ 7.1					$ 7.1
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 2 months 8 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares						$ 4.29	$ 6.85
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award						The exercise price of stock options shall be equal to or greater than the fair market value of Calidi common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of Calidi stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $0.1 million, otherwise it will be classified as a Non-Qualified Stock Option.
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights						options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares				$ 9.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price | $ / shares				$ 7.11
2019 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					20,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					25,500,000
2023 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					3,937,802
Debt Instrument, Convertible, Conversion Ratio		0.42
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock discount rate			15.00%